Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Level 1 [Member] | Investment Securities Available-for-Sale [Member]
Reconciliation of fair value by level and category
Balance, December 31, 2011	$ 200
Unrealized gains included in:
Other comprehensive income	48
Transfers in
Transfers out
Balance, December 31, 2012	248
Level 2 [Member] | Investment Securities Available-for-Sale [Member]
Reconciliation of fair value by level and category
Balance, December 31, 2011	283,160
Unrealized gains included in:
Earnings	407
Other comprehensive income	412
Purchases	166,184
Sales	(86,422)
Settlements	(87,823)
Transfers in
Transfers out
Balance, December 31, 2012	275,918
Level 3 [Member] | Investment Securities Available-for-Sale [Member]
Reconciliation of fair value by level and category
Balance, December 31, 2011	1,110
Unrealized gains included in:
Earnings	220
Purchases	55
Sales	(1,096)
Transfers in
Transfers out
Balance, December 31, 2012	289
Level 3 [Member] | Derivative Loan Commitments [Member]
Reconciliation of fair value by level and category
Balance, December 31, 2011	549
Unrealized gains included in:
Issuances	1,491
Transfers in
Transfers out
Balance, December 31, 2012	$ 2,040